Securities - Summary of Securities Available-for-Sale and Restricted Stock (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	$ 99,160	$ 102,253
Gross Unrealized Gains, Available-for-sale	1,236	1,023
Gross Unrealized Losses, Available-for-sale	288	1,554
Fair Value, Available-for-sale	100,108	101,722
Amortized Cost, Held to maturity	38,316	44,350
Gross Unrealized Gains, Held to maturity	692
Gross Unrealized Losses, Held to maturity	58	1,707
Fair Value, Held to maturity	38,950	42,643
Amortized Cost	142,090	152,066
Gross Unrealized Gains	1,928	1,023
Gross Unrealized Losses	346	3,261
Fair Value	143,672	149,828
U.S. Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	25,228	22,999
Gross Unrealized Gains, Available-for-sale	6	8
Gross Unrealized Losses, Available-for-sale	155	706
Fair Value, Available-for-sale	25,079	22,301
Amortized Cost, Held to maturity	16,343	19,186
Gross Unrealized Gains, Held to maturity	294
Gross Unrealized Losses, Held to maturity	2	828
Fair Value, Held to maturity	16,635	18,358
Mortgage-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	47,696	54,455
Gross Unrealized Gains, Available-for-sale	730	536
Gross Unrealized Losses, Available-for-sale	79	691
Fair Value, Available-for-sale	48,347	54,300
Amortized Cost, Held to maturity	21,973	25,164
Gross Unrealized Gains, Held to maturity	398
Gross Unrealized Losses, Held to maturity	56	879
Fair Value, Held to maturity	22,315	24,285
U.S. Treasury Security [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	1,004	1,005
Gross Unrealized Losses, Available-for-sale	4	8
Fair Value, Available-for-sale	1,000	997
Other Mortgage-Backed Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	139	230
Gross Unrealized Gains, Available-for-sale	2	5
Fair Value, Available-for-sale	141	235
Asset-Backed Securities of Government Agencies [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	2,606	2,739
Gross Unrealized Gains, Available-for-sale	3	36
Gross Unrealized Losses, Available-for-sale	5
Fair Value, Available-for-sale	2,604	2,775
State and Political Subdivisions [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	17,878	16,219
Gross Unrealized Gains, Available-for-sale	433	371
Gross Unrealized Losses, Available-for-sale	44	143
Fair Value, Available-for-sale	18,267	16,447
Corporate Bonds [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	4,503	4,500
Gross Unrealized Gains, Available-for-sale	40	44
Gross Unrealized Losses, Available-for-sale	1	5
Fair Value, Available-for-sale	4,542	4,539
Equity Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost, Available-for-sale	106	106
Gross Unrealized Gains, Available-for-sale	22	23
Gross Unrealized Losses, Available-for-sale		1
Fair Value, Available-for-sale	128	128
Restricted Stock [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,614	5,463
Fair Value	$ 4,614	$ 5,463